Offerings	Dec. 08, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Bank of America Corporation Debt Securities
Fee Rate	0.01381%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed $80,000,000,000 (or the equivalent thereof in any other currency).

(2)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $16,511,845,430 in aggregate offering price of unsold securities of Bank of America Corporation and BofA Finance LLC (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-268718),
which became effective on December 30, 2022 (the “Prior Registration Statement”). A registration fee of $1,819,605.37 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold
Securities
pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $63,488,154,570 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $8,767,714.15 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on October 1, 2025 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $8,767,576.05 in registration fees is being paid herewith.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	BofA Finance LLC Debt Securities
Fee Rate	0.01381%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed $80,000,000,000 (or the equivalent thereof in any other currency).

(2)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $16,511,845,430 in aggregate offering price of unsold securities of Bank of America Corporation and BofA Finance LLC (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-268718),
which became effective on December 30, 2022 (the “Prior Registration Statement”). A registration fee of $1,819,605.37 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold
Securities
pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $63,488,154,570 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $8,767,714.15 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on October 1, 2025 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $8,767,576.05 in registration fees is being paid herewith.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	BofA Finance LLC Warrants
Fee Rate	0.01381%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed $80,000,000,000 (or the equivalent thereof in any other currency).

(2)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $16,511,845,430 in aggregate offering price of unsold securities of Bank of America Corporation and BofA Finance LLC (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-268718),
which became effective on December 30, 2022 (the “Prior Registration Statement”). A registration fee of $1,819,605.37 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold
Securities
pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $63,488,154,570 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $8,767,714.15 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on October 1, 2025 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $8,767,576.05 in registration fees is being paid herewith.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Bank of America Corporation Guarantee of BofA Finance LLC Debt Securities
Fee Rate	0.01381%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed $80,000,000,000 (or the equivalent thereof in any other currency).

(2)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $16,511,845,430 in aggregate offering price of unsold securities of Bank of America Corporation and BofA Finance LLC (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-268718),
which became effective on December 30, 2022 (the “Prior Registration Statement”). A registration fee of $1,819,605.37 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold
Securities
pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $63,488,154,570 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $8,767,714.15 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on October 1, 2025 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $8,767,576.05 in registration fees is being paid herewith.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(4)	Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Bank of America Corporation being registered.
(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Bank of America Corporation Guarantee of BofA Finance LLC Warrants
Fee Rate	0.01381%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed $80,000,000,000 (or the equivalent thereof in any other currency).

(2)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $16,511,845,430 in aggregate offering price of unsold securities of Bank of America Corporation and BofA Finance LLC (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-268718),
which became effective on December 30, 2022 (the “Prior Registration Statement”). A registration fee of $1,819,605.37 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold
Securities
pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $63,488,154,570 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $8,767,714.15 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on October 1, 2025 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $8,767,576.05 in registration fees is being paid herewith.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(4)	Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Bank of America Corporation being registered.
(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 63,487,154,570
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,767,576.05
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed $80,000,000,000 (or the equivalent thereof in any other currency).

(2)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $16,511,845,430 in aggregate offering price of unsold securities of Bank of America Corporation and BofA Finance LLC (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-268718),
which became effective on December 30, 2022 (the “Prior Registration Statement”). A registration fee of $1,819,605.37 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold
Securities
pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $63,488,154,570 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $8,767,714.15 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on October 1, 2025 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $8,767,576.05 in registration fees is being paid herewith.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(4)	Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Bank of America Corporation being registered.
(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000
Amount of Registration Fee	$ 138.1
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed $80,000,000,000 (or the equivalent thereof in any other currency).

(2)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $16,511,845,430 in aggregate offering price of unsold securities of Bank of America Corporation and BofA Finance LLC (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-268718),
which became effective on December 30, 2022 (the “Prior Registration Statement”). A registration fee of $1,819,605.37 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold
Securities
pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $63,488,154,570 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $8,767,714.15 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on October 1, 2025 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $8,767,576.05 in registration fees is being paid herewith.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(4)	Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Bank of America Corporation being registered.
(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Bank of America Corporation Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268718
Carry Forward Initial Effective Date	Dec. 30, 2022
Offering Note
(2)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $16,511,845,430 in aggregate offering price of unsold securities of Bank of America Corporation and BofA Finance LLC (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-268718),
which became effective on December 30, 2022 (the “Prior Registration Statement”). A registration fee of $1,819,605.37 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold
Securities
pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $63,488,154,570 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $8,767,714.15 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on October 1, 2025 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $8,767,576.05 in registration fees is being paid herewith.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	BofA Finance LLC Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268718
Carry Forward Initial Effective Date	Dec. 30, 2022
Offering Note
(2)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $16,511,845,430 in aggregate offering price of unsold securities of Bank of America Corporation and BofA Finance LLC (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-268718),
which became effective on December 30, 2022 (the “Prior Registration Statement”). A registration fee of $1,819,605.37 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold
Securities
pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $63,488,154,570 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $8,767,714.15 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on October 1, 2025 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $8,767,576.05 in registration fees is being paid herewith.

Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Bank of America Corporation Guarantee of BofA Finance LLC Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268718
Carry Forward Initial Effective Date	Dec. 30, 2022
Offering Note
(2)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $16,511,845,430 in aggregate offering price of unsold securities of Bank of America Corporation and BofA Finance LLC (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-268718),
which became effective on December 30, 2022 (the “Prior Registration Statement”). A registration fee of $1,819,605.37 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold
Securities
pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $63,488,154,570 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $8,767,714.15 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on October 1, 2025 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $8,767,576.05 in registration fees is being paid herewith.

Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 16,511,845,430
Carry Forward Form Type	S-3
Carry Forward File Number	333-268718
Carry Forward Initial Effective Date	Dec. 30, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,819,605.37
Offering Note
(2)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $16,511,845,430 in aggregate offering price of unsold securities of Bank of America Corporation and BofA Finance LLC (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-268718),
which became effective on December 30, 2022 (the “Prior Registration Statement”). A registration fee of $1,819,605.37 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold
Securities
pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $63,488,154,570 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $8,767,714.15 is payable. A registration fee of $138.10 was previously paid in connection with the initial filing of this Registration Statement on October 1, 2025 with respect to $1,000,000 in maximum aggregate offering price of such new securities. The remaining $8,767,576.05 in registration fees is being paid herewith.